Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

12.                               Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at December 31, 2012 and December 31, 2011 consisted of the following:

	December 31, 2012	December 31, 2011
Trade payables	$2,169,700	$2,945,096
Machinery and equipment payables	3,788,004	4,094,238
Payable on acquisition of Changping assets	—	5,030,513
Accrued expenses	7,514,221	4,119,443
Value added tax payable	167,230	911,286
Other tax payable	616,518	536,735
Withholding personal income tax	1,240,037	1,201,628
Bonus and benefit payables	6,776,383	5,759,425
Other payables	2,505,715	4,924,131
Total	$24,777,808	$29,522,495

In February 2010, Sinovac Beijing purchased a facility located in Changping District, Beijing, China for $19.84 million (RMB123.6 million). To finance the acquisition, Sinovac Beijing entered into a loan agreement with China Construction Bank to borrow total RMB 90 million on February 10, 2010 (note 8). Total amount of $19.84 million (RMB123.6 million) was paid by the end of 2012. Accretion expense incurred in connection with the long term payable for the acquisition of Changping assets is in the amount of $234,957 (2011 - $377,410, 2010 - $117,064).